Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In March 2021, the Sponsor paid $25,000 in consideration for 3,593,750 shares of Class B common stock (the “Founder Shares”). The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares after the IPO (excluding shares included in the private placement units or the shares of Class A common stock issuable to Maxim). Up to 468,750 of the Founder Shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment is exercised. On July 22, 2021, the underwriters partially exercised their over-allotment option and purchased an additional 1,331,230 of their full 1,875,000 option. The underwriters forfeited the remainder of their over-allotment option as of July 28, 2021, resulting in aggregate Founders Shares outstanding of 3,457,807.

On April 8, 2021, the Sponsor transferred a membership interest (the “Interest”) to 3 of the Company’s officers and the 3 Independent Directors of 75,000 Founder Shares. The Interest relates solely to the number of Founder Shares laid out in their respective agreements. The transferred shares shall vest upon the Company consummating an initial Business Combination (the “Vesting Date”). If prior to the Vesting Date, any of the grantees ceases to remain in their role, either voluntarily or for a cause, (a “Separation Event”), 100% of the shares granted will be automatically and immediately transferred back to the Sponsor upon such Separation Event. Since the stock grants to both directors and to the officers contain the performance condition of consummating a Business Combination, the Company has determined the appropriate accounting treatment is to defer recognition of the compensation costs until the consummation of an initial Business Combination in accordance with ASC Topic 718 — “Compensation — Stock Compensation”.

The Company’s initial stockholders, including the Interests transferred to the Company’s officers and directors, have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the closing price of the shares of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any Founder Shares (the “lock-up”).

Promissory Note — Related Party

On March 4, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering, under a promissory note. These loans are non-interest bearing, unsecured and due at the earlier of September 30, 2021, or the closing of the Initial Public Offering. These loans were repaid upon the closing of the Initial Public Offering out of the offering proceeds that has been allocated to the payment of offering expenses. As of June 30, 2023 and December 31, 2022, there is no amount outstanding under the promissory note.

On July 18, 2022, the Company issued a promissory note (the “July Note”) in the principal amount of $1,383,123 to the Sponsor in connection with the Company’s extension of the date by which the Company has to complete its initial Business Combination from July 22, 2022 to October 22, 2022. The July Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company’s initial Business Combination is consummated and (ii) the liquidation of the Company on or before October 22, 2022 or such liquidation date as may be approved by the Company’s stockholders. At the election of the Sponsor, up to $1,383,123 of the unpaid principal amount of the July Note may be converted into units of the Company (the “Conversion Units”) with the total Conversion Units so issued shall be equal to: (x) the portion of the principal amount of the July Note being converted divided by (y) the conversion price of ten dollars ($10.00), rounded up to the nearest whole number of units. The conversion feature included in the July Note is closely related to the debt instrument itself and is not bifurcated from the host instrument.

On October 19, 2022, in connection with the extension of the period of initial Business Combination from October 22, 2022, to July 22, 2023, the Company issued a further promissory note (the “October Note”) in the principal amount of $1,383,123 to the Sponsor pursuant to which the Sponsor loaned to the Company $1,383,123 to deposit into the Company’s Trust Account for each share of the Company’s Class A common stock that was not redeemed in connection with the Extension. The October Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company.

As of June 30, 2023 and December 31, 2022, there is $3,067,015 and $2,767,015 outstanding under the July Note and October Note, respectively.

Related Party Loans

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but is not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into private placement-equivalent units at a price of $10.00 per unit (which, for example, would result in the holders being issued 150,000 units if $1,500,000 of notes were so converted), at the option of the lender. The units would be identical to the Private Placement Units issued to the Sponsor. As of June 30, 2023 and December 31, 2022, no such Working Capital Loans were outstanding.

Administrative Support Agreement

Commencing on the date of the IPO, the Company has agreed to pay an affiliate of the Sponsor for office space, secretarial and administrative services provided to members of the management team, in the amount of $10,000 per month. The administrative support agreement began on the day the Company first listed on the Nasdaq Capital Market and continue monthly until the completion of the Company’s initial Business Combination or liquidation of the Company. For the three and six months ended June 30, 2023, the Company incurred $30,000 and $60,000, respectively, in administrative support fees which is included in formation and operating costs in the accompanying statements of operations. For the three and six months ended June 30, 2022, the Company incurred $30,000 and $60,000, respectively, in administrative support fees which is included in formation and operating costs in the accompanying statements of operations. As of June 30, 2023 and December 31, 2022, there was no outstanding, which is included on the accompanying balance sheets as “due to related party”.

Note 5 — Related Party Transactions

Founder Shares

In March 2021, the Sponsor paid $25,000 in consideration for 3,593,750 shares of Class B common stock (the “Founder Shares”). The number of Founder Shares issued was determined based on the expectation that the Founder Shares would represent 20% of the outstanding shares after the IPO (excluding shares included in the private placement units or the shares of Class A common stock issuable to Maxim). Up to 468,750 of the Founder Shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment is exercised. On July 22, 2021, the underwriters partially exercised their over-allotment option and purchased an additional 1,331,230 of their full 1,875,000 option. The underwriters forfeited the remainder of their over-allotment option as of July 28, 2021, resulting in aggregate Founders Shares outstanding of 3,457,807.

On April 8, 2021, the Sponsor transferred a membership interest (the “Interest”) to 3 of the Company’s officers and the 3 Independent Directors of 75,000 Founder Shares. The Interest relates solely to the number of Founder Shares laid out in their respective agreements. The transferred shares shall vest upon the Company consummating an initial Business Combination (the “Vesting Date”). If prior to the Vesting Date, any of the grantees ceases to remain in their role, either voluntarily or for a cause, (a “Separation Event”), 100% of the shares granted will be automatically and immediately transferred back to the Sponsor upon such Separation Event. Since the stock grants to both directors and to the officers contain the performance condition of consummating a Business Combination, the Company has determined the appropriate accounting treatment is to defer recognition of the compensation costs until the consummation of an initial Business Combination in accordance with ASC Topic 718 — “Compensation — Stock Compensation”.

The Company’s initial stockholders, including the Interests transferred to the Company’s officers and directors, have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the closing price of the shares of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any Founder Shares (the “lock-up”).

Promissory Note — Related Party

On March 4, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering, under a promissory note. These loans are non-interest bearing, unsecured and due at the earlier of September 30, 2021, or the closing of the Initial Public Offering. These loans were repaid upon the closing of the Initial Public Offering out of the offering proceeds that has been allocated to the payment of offering expenses. As of December 31, 2022 and 2021, there is no amount outstanding under the promissory note.

On July 18, 2022, the Company issued a promissory note (the “July Note”) in the principal amount of $1,383,123 to the Sponsor in connection with the Company’s extension of the date by which the Company has to complete its initial Business Combination from July 22, 2022 to October 22, 2022. The July Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company’s initial Business Combination is consummated and (ii) the liquidation of the Company on or before October 22, 2022 or such liquidation date as may be approved by the Company’s stockholders. At the election of the Sponsor, up to $1,383,123 of the unpaid principal amount of the July Note may be converted into units of the Company (the “Conversion Units”) with the total Conversion Units so issued shall be equal to: (x) the portion of the principal amount of the July Note being converted divided by (y) the conversion price of ten dollars ($10.00), rounded up to the nearest whole number of units. The conversion feature included in the July Note is closely related to the debt instrument itself and is not bifurcated from the host instrument.

On October 19, 2022, in connection with the extension of the period of initial Business Combination from October 22, 2022, to July 22, 2023, the Company issued a further promissory note (the “October Note”) in the principal amount of $1,383,123 to the Sponsor pursuant to which the Sponsor loaned to the Company $1,383,123 to deposit into the Company’s Trust Account for each share of the Company’s Class A common stock that was not redeemed in connection with the Extension. The October Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the liquidation of the Company.

As of December 31, 2022 and 2021, there is $2,767,015 and $0 outstanding under the July Note and October Notes, respectively.

Related Party Loans

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but is not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into private placement-equivalent units at a price of $10.00 per unit (which, for example, would result in the holders being issued 150,000 units if $1,500,000 of notes were so converted), at the option of the lender. The units would be identical to the Private Placement Units issued to the Sponsor. As of December 31, 2022 and 2021, no such Working Capital Loans were outstanding.

Administrative Support Agreement

Commencing on the date of the IPO, the Company has agreed to pay an affiliate of the Sponsor for office space, secretarial and administrative services provided to members of the management team, in the amount of $10,000 per month. The administrative support agreement began on the day the Company first listed on the Nasdaq Capital Market and continue monthly until the completion of the Company’s initial Business Combination or liquidation of the Company. For the year ended December 31, 2022, the Company incurred $120,000 in administrative support fees which is included in formation and operating costs in the accompanying statements of operations. For the period from February 25, 2021 (inception) through December 31, 2021, the Company incurred $54,237 in administrative support fees. As of December 31, 2022 and 2021, there were $0 and $2,903 outstanding, respectively, which is included on the accompanying balance sheets as “due to related party”.